Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deferred costs	[1]	$ 1,063,989	$ 1,258,916
Prepaid tax		358,727	650,237
Prepaid expenses		53,021	44,760
Lease payments accrued	[2],[3]	1,386,988
Other receivables		528,180	102,256
Total		3,390,905	2,056,169
Allowance for credit losses		(16,110)	(30,349)
Total prepaid expenses and other current assets		$ 3,374,795	$ 2,025,820

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered. As of December 31, 2024, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in 2025.
[2]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).
[3]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).